Shareholders’ Equity	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Shareholders’ Equity

Note 5 – Shareholders’ Equity

During the six months ended June 30, 2021 the Company issued a total of 79,673,969 shares of Common Stock for the conversion of outstanding notes payable, reducing the debt by $993,028 and interest payable by $38,021 and generating a loss on conversion of $7,205,843. In addition, the Company issued 60,000,000 shares of Common Stock valued at $918,000 to its Officers and Directors as compensation for their services to the Company.

The Company declared no dividends through June 30, 2021.